PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial gain (loss) on benefit obligations	$ 3.7	$ (41.5)	$ 211.7
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	28.0	27.1	(84.9)
Asset limit and minimum funding adjustment	(9.2)	22.3	(70.7)
Re-measurement gain (loss) recorded in other comprehensive income	22.5	7.9	56.1
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial gain (loss) on benefit obligations	0.3	(1.5)	21.2
Re-measurement gain (loss) recorded in other comprehensive income	$ 0.3	$ (1.5)	$ 21.2